Capital Stock (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Number of common shares
Shares repurchased and cancelled under a normal course issuer bid		(552,700)
Amount of common shares
Balance		$ 19,146	$ 26,942
Balance		$ 18,411	$ 19,146
Share Capital
Number of common shares
Balance		10,251,313	10,804,013
Shares repurchased and cancelled under a normal course issuer bid	[1]		(552,700)
Balance		10,251,313	10,251,313
Amount of common shares
Balance		$ 80,917	$ 85,364
Shares repurchased and cancelled under a normal course issuer bid	[1]		(4,447)
Balance		$ 80,917	$ 80,917

[1]	On May 30, 2019, the Company announced that the TSX-V accepted the Company’s notice of intention to make an additional normal course issuer bid (the “2019 NCIB”). Under the terms of the 2019 NCIB, the Company may acquire up to an aggregate of 761,141 common shares, representing five percent of the common shares outstanding at the time of the application, over the twelve-month period that the 2019 NCIB is in place. The 2019 NCIB commenced on May 30, 2019 and ended on May 29, 2020. During the twelve months of the 2019 NCIB, the Company purchased and cancelled 563,000 common shares for a total cost of $2,235. The prices that the Company paid for the common shares purchased was the market price of the shares at the time of purchase.